SEGMENT AND GEOGRAPHIC INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Sales	$ 30,724	$ 32,531
Operating income (loss)	2,757	2,118
Depreciation and amortization	(1,353)	(1,277)
Acquisition gain of Calvert	1,858	0
Impairment	(194)
Capital expenditures	1,853	2,221
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	2,757	2,118
Income from investments in associates, joint ventures and other investments	346	423
Financing costs - net	2	(583)
Income before taxes	3,105	1,958
Income tax expense	(454)	(472)
Net income (including non-controlling interests)	2,651	1,486
Operating segments | North America
Disclosure of operating segments [line items]
Sales	5,964	6,443
Operating income (loss)	2,198	923
Depreciation and amortization	(277)	(249)
Acquisition gain of Calvert	1,858
Impairment	0
Capital expenditures	223	211
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	2,198	923
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Brazil
Disclosure of operating segments [line items]
Sales	4,748	5,212
Operating income (loss)	169	627
Depreciation and amortization	(176)	(182)
Acquisition gain of Calvert	0
Impairment	0
Capital expenditures	319	414
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	169	627
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	13,163	13,843
Operating income (loss)	240	263
Depreciation and amortization	(563)	(542)
Acquisition gain of Calvert	0
Impairment	(194)
Capital expenditures	623	718
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	240	263
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | India and JVs
Reconciliation from operating income to net income [Abstract]
Income from investments in associates, joint ventures and other investments	346	423
Operating segments | Sustainable solutions
Disclosure of operating segments [line items]
Sales	4,648	4,762
Operating income (loss)	114	81
Depreciation and amortization	(101)	(84)
Acquisition gain of Calvert	0
Impairment	0
Capital expenditures	130	240
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	114	81
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Mining
Disclosure of operating segments [line items]
Sales	588	496
Operating income (loss)	449	396
Depreciation and amortization	(133)	(131)
Acquisition gain of Calvert	0
Impairment	0
Capital expenditures	443	497
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	449	396
Income from investments in associates, joint ventures and other investments	0	0
Operating segments | Others
Disclosure of operating segments [line items]
Sales	1,613	1,775
Operating income (loss)	(377)	(224)
Depreciation and amortization	(103)	(89)
Acquisition gain of Calvert	0
Impairment	0
Capital expenditures	128	141
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(377)	(224)
Income from investments in associates, joint ventures and other investments	0	0
Intersegment sales
Disclosure of operating segments [line items]
Sales	(4,319)	(5,122)
Operating income (loss)	(36)	52
Depreciation and amortization	0	0
Acquisition gain of Calvert	0
Impairment	0
Capital expenditures	(13)	0
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(36)	52
Income from investments in associates, joint ventures and other investments	0	0
Intersegment sales | North America
Disclosure of operating segments [line items]
Sales	15	66
Intersegment sales | Brazil
Disclosure of operating segments [line items]
Sales	716	1,082
Intersegment sales | Europe
Disclosure of operating segments [line items]
Sales	1,708	1,826
Intersegment sales | Sustainable solutions
Disclosure of operating segments [line items]
Sales	657	1,018
Intersegment sales | Mining
Disclosure of operating segments [line items]
Sales	1,004	874
Intersegment sales | Others
Disclosure of operating segments [line items]
Sales	$ 219	$ 256